42 Condensed individual financial information of Companhia Paranaense de Energia - Copel	12 Months Ended
Dec. 31, 2020
Condensed Unconsolidated Financial Information Of Companhia Paranaense De Energia - Copel [Abstract]
Condensed individual financial information of Companhia Paranaense de Energia - Copel
42	Condensed individual financial information of Companhia Paranaense de Energia - Copel

In order to attend Rule 12-04 of Regulation S-X of the Securities and Exchange Commission (the “SEC”), Management has incorporated the condensed individual financial information of Companhia Paranaense de Energia - Copel in these financial statements, as part of the Form 20-F. These information were prepared considering the same accounting policies as described in Note 3 and 4 to Company’s consolidated financial statements .

(a)             Condensed statements of financial position as of December 31, 2020 and 2019

ASSETS	12.31.2020	12.31.2019
Current assets
Cash and cash equivalents	42,700	25,304
Bonds and securities	90	90
Dividends receivables	1,290,114	760,719
CRC transferred to the State Government of Paraná	287,789	219,236
Other current receivables	1,025	1,068
Income tax and social contribution	12,171	5,876
Prepaid expenses	150	95
Receivable from related parties	40,298	6,039
	1,674,337	1,018,427
Assets classified as held for sale	758,742	-
	2,433,079	1,018,427

Noncurrent assets
Other temporary investments	22,385	27,734
CRC transferred to the State Government of Paraná	1,104,835	1,131,449
Judicial deposits	125,738	124,219
Other current receivables	7,443	7,444
Income Tax and Social Contribution	117,682	123,951
Deferred tax assets	282,132	154,364
Other noncurrent recoverable taxes	88,331	87,597
Receivables from related parties	140,337	108,983
	1,888,883	1,765,741

Investments	18,807,102	17,286,220
Property, Plant and Equipment, net	2,725	1,143
Intangible Assets	2,041	1,321
Right-of-use asset	962	271

	20,701,713	19,054,696

Total assets	23,134,792	20,073,123

LIABILITIES	12.31.2020	12.31.2019
Current liabilities
Payroll, social charges and accruals	16,759	8,437
Related parties	283,650	696
Suppliers	3,184	3,956
Income tax and social contribution	-	1,811
Other taxes payable	952	120
Loans and financing	512,086	39,628
Debentures	301,972	315,008
Dividends payable	944,274	588,563
Post employment benefits	226	378
Lease liability	279	158
Other accounts payable	567	116
	2,063,949	958,871

Noncurrent liabilities
Related parties	5,851	145
Other taxes due	2,978	2,817
Loans and financing	266,682	746,075
Debentures	499,317	797,713
Post employment benefits	9,929	8,658
Lease liability	707	125
Other accounts payable	1,936	1,434
Provisions for legal claims	324,332	304,871
	1,111,732	1,861,838

Equity
Share capital	10,800,000	10,800,000
Equity valuation adjustments	353,349	591,927
Legal reserves	1,209,458	1,014,248
Retained earnings	6,088,855	4,846,239
Additional dividend from non-capitalized earnings reserve	1,507,449	-
	19,959,111	17,252,414

Total liabilities and equity	23,134,792	20,073,123

(b)             Condensed statements of income for the years ended December 31, 2020, 2019 and 2018

		Restated	Restated
	12.31.2020	12.31.2019	12.31.2018
Operating revenues (expenses)
General and administrative expenses	(79,762)	(59,907)	(67,292)
Other revenues (expenses), net	(24,423)	1,244	11,696
Result of equity in investees	3,551,254	2,177,629	1,258,213
	3,447,069	2,118,966	1,202,617

Operating income before financial results	3,447,069	2,118,966	1,202,617

Financial income (expenses)
Financial revenues	335,485	209,679	301,729
Financial expenses	(86,076)	(235,033)	(238,355)
	249,409	(25,354)	63,374

Operating income	3,696,478	2,093,612	1,265,991

Income tax and social contribution
Income tax and social contribution	-	(21,195)	(2,083)
Deferred income tax and social contribution	127,503	5,850	44,993
	127,503	(15,345)	42,910

Net income from continuing operations	3,823,981	2,078,267	1,308,901

Discontinued operations
Net income (loss) from discontinued operations	80,221	(88,321)	98,162

Net income	3,904,202	1,989,946	1,407,063

Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Common shares	1.33430	0.72523	0.45683
Class A preferred shares	1.76982	0.89086	0.50251
Class B preferred shares	1.46773	0.79778	0.50251

Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Common shares	1.36229	0.69440	0.49109
Class A preferred shares	1.80062	0.85790	0.54020
Class B preferred shares	1.49852	0.76388	0.54020

As described in Note 30.1, on March 11, 2021, the General Meeting approved the share split of the Company, in the proportion of one share for ten shares, so that, for every one share issued by the Company, nine new shares of the same class and type will be credited. The values of basic and diluted net profit per share in the table above already consider the new number of shares, after the split.

(c)             Condensed statement of comprehensive income for the years ended December 31, 2020, 2019 e 2018

	12.31.2020	12.31.2019	12.31.2018
NET INCOME	3,904,202	1,989,946	1,407,063
Other comprehensive income
Items that will never be reclassified to profit or loss
Gain (losses) on actuarial liabilities
Post employment benefits	(779)	(3,371)	(408)
Post employment benefits - equity	(178,434)	(120,358)	(38,245)
Taxes on other comprehensive income	265	1,146	139
Items that are or maybe reclassified to profit or loss
Subsidiary loss with interest variation	-	(4,874)	-
Total comprehensive income, net of taxes	(178,948)	(127,457)	(38,514)
TOTAL COMPREHENSIVE INCOME	3,725,254	1,862,489	1,368,549

(d)             Condensed statements of cash flows for the years ended December 31, 2020, 2019 and 2018

	12.31.2020	12.31.2019	12.31.2018
Net cash generated from operating activities	761,050	688,443	653,230

Cash flow from investing activities
Financial investments	5,349	115,376	(124,254)
Loans and financing granted to related parties	(40,000)	(24,410)	(192,445)
Receipt of loans and financing granted to related parties	7,015	24,512	560,877
Additions in investments	(68,127)	(271,968)	(608,934)
Capital reduction of investees.	228	-	45,000
Additions to property, plant and equipment	(1,800)	(285)	(267)
Additions to intangible	(1,045)	(271)	(3)

Net cash used in investing activities	(98,380)	(157,046)	(320,026)

Cash flow from financing activities
Issue of Debentures	-	500,000	600,000
Issue of loans with related parties	280,000	48,000	-
Amortization of principal - loans and financing	(38,500)	(115,500)	(77,000)
Amortization of principal - debentures	(300,000)	(853,400)	(333,300)
Amortization of loans obtained from related parties	-	(48,000)	-
Amortization of principal - Lease liabilities	(329)	(141)	-
Dividends and interest on capital paid	(586,445)	(352,055)	(264,734)

Net cash used in financing activities	(645,274)	(821,096)	(75,034)

Total effects on cash and cash equivalents	17,396	(289,699)	258,170

Cash and cash equivalents at the beginning of the period	25,304	315,003	56,833
Cash and cash equivalents at the end of the period	42,700	25,304	315,003

Change in cash and cash equivalents	17,396	(289,699)	258,170

During the years ended December 31, 2020, 2019 and 2018, we received R$710,798 (of which R$661,639 by consolidated subsidiaries and R$49,159 of unconsolidated investees), R$777,651 (of which R$650.830 by consolidated subsidiaries and R$126,821 of unconsolidated investees), and R$609,219 (of which R$588,540 by consolidated subsidiaries and R$20,679 of unconsolidated investees), respectively, from dividends and interest on own capital paid by our investees.

Additional individual information related to Companhia Paranaense de Energia - Copel are presented above :

•                 Related Parties: Copel has the following balances outstanding with related parties:

	12.31.2020	12.31.2019
Assets
Copel Distribuição (a)	140,337	108,983
UEG Araucária - mutual	33,572	-
Investees and Subsidiaries - Structure sharing	6,726	6,039
	180,635	115,022
Liabilities
Copel CTE - mutual	282,817	-
Investees and Subsidiaries - Structure sharing	833	696
Elejor advance	5,851	145
	289,501	841

(a) Copel DIS - Financing transferred - STN

Copel transferred loans and financing to its wholly-owned subsidiaries at the time of its establishment in 2001. However, since the contracts for the transfers to the subsidiaries were not subject to formalization with the financial institutions, these commitments are also recorded in the Parent company.

The balance with Copel DIS refers to the National Treasury Department - STN financing, transferred with the same levy of charges assumed by the Company (Note 21) and shown as obligations for loans and financing at Copel DIS.

•                 Investments - As of December 31, 2020 and 2019, investments in subsidiaries are comprised as follows:

	12.31.2020	12.31.2019
Copel Geração e Transmissão	10,732,734	9,749,705
Copel Distribuição	7,212,915	6,012,246
Copel Telecomunicações	757,799	710,128
Copel TEL - Reclassification (a)	(758,742)	-
Copel Energia	356,922	243,123
Compagas	252,481	284,747
UEG Araucária	48,355	64,094
Other investments	50,328	71,431
	18,652,792	17,135,474
(a)Reclassification to Assets classified as held for sale.

The information regarding joint ventures, associates and other investments are presented in note 16.1 – Changes in investments.

•                 Dividends receivable - The dividends receivable is comprised as follows:

	12.31.2020	12.31.2019
Investees and subsidiaries
Copel Geração e Transmissão	769,108	464,450
Copel Distribuição	440,368	266,050
Copel Comercialização	29,803	88
Compagas	43,164	22,531
UEG Araucária	6,143	6,143

Joint Ventures and Associates
Voltália	1,032	1,032
Dona Francisca	97	-

Other investments	399	425
	1,290,114	760,719

•                 Provisions for Legal Claims - Copel recorded provisions for Legal Claims, as follows:

	12.31.2020	12.31.2019
Regulatory	21,373	17,357
Labor	2,466	1,957
Civil	163,940	150,529
Tax Claim	136,553	135,028
	324,332	304,871

•                 Restriction of transfer of funds from subsidiaries - The subsidiaries described below qualify as either concessionaires of public services or independent power producers. As such, any transfer of funds to the respective parent company, in the form of loans or advances, requires approval by Aneel. This regulatory restriction does not apply to cash dividends determined in accordance with the Brazilian Corporate Law.

As of December 31, 2020, total restricted subsidiaries net assets amount to R$ 18,197,350 composed as follows:

	12.31.2020	12.31.2019
Copel Geração e Transmissão S.A.	10,732,735	9,749,705
Copel Distribuição S.A.	7,212,914	6,012,244
UEG Araucária Ltda.	238,211	315,740
Centrais Elétricas Rio Jordão - Elejor	13,490	42,859
	18,197,350	16,120,548

The following table shows the expected undiscounted settlement values of the Copel liabilities, in each time range:

	Interest (a)	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
12.31.2020
Loans and financing	Note 21	-	131,547	400,876	279,030	-	811,453
Debentures	Note 22	303,640	-	15,199	511,799	-	830,638
Suppliers	-	3,183	1	-	-	-	3,184
		306,823	131,548	416,075	790,829	-	1,645,275
(a) Effective interest rate - weighted average.